OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Prepaid Expense and Other Assets, Noncurrent [Abstract]
Deferred installation expenses	[1]	$ 3,049	$ 2,904
Deposits		316	318
Other non-current assets		$ 3,365	$ 3,222

[1]	See Note 1W.